Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,279,600
Previously Paid Amount	0.00
Total Fee Amount	808.31
Total Offset Amount	0.00
Net Fee	808.31
Narrative - Max Aggregate Offering Price	$ 5,279,600
Final Prospectus	true